Goodwill and Intangible Assets, Net - Schedule of Intangible Assets Expected Annual Amortization Expense (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Customer Related and Contract Based Intangibles
Finite Lived Intangible Assets [Line Items]
2023	$ 246
2024	246
2025	246
2026	246
2027	246
Thereafter	2,076
Intangible assets, Net Carrying Amount	3,306	$ 3,543
Technology Related Intangibles
Finite Lived Intangible Assets [Line Items]
2023	45
2024	45
2025	45
2026	44
2027	21
Intangible assets, Net Carrying Amount	200	234
Trade Name
Finite Lived Intangible Assets [Line Items]
2023	29
2024	29
2025	28
2026	27
2027	27
Thereafter	226
Intangible assets, Net Carrying Amount	$ 366	$ 393